Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) Segment	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Contract liabilities (in Yuan Renminbi)	¥ 6,070,210		¥ 86,731,977
Reportable segment (in Segment) | Segment	1	1
Net loss (in Yuan Renminbi)	¥ (8,900,095)	$ (1,241,716)	27,623,718
Accumulated deficit (in Yuan Renminbi)	(333,852,213)			¥ (325,318,655)	$ (46,882,040)
Cash used in operating activities (in Yuan Renminbi)	(13,153,333)	$ (1,836,135)	¥ 10,944,793
Cash and cash equivalents (in Yuan Renminbi)	¥ 2,494,030			12,461,382	348,153
Statutory surplus rate	10.00%	10.00%
Registered capital	50.00%	50.00%
General reserve fund after tax profits percentage	10.00%	10.00%
General reserve fund	50.00%	50.00%
Statutory reserves (in Yuan Renminbi)	¥ 23,557,710			¥ 23,557,710	$ 3,318,034
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1				1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.1636				7.1636
Accumulated deficit (in Yuan Renminbi)	¥ (333,900,000)
Cash and cash equivalents (in Yuan Renminbi)	¥ 2,500,000
Customer Concentration Risk [Member] | One Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	45.00%	45.00%
Customer Concentration Risk [Member] | Two Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	25.00%	25.00%
Customer Concentration Risk [Member] | Three Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	14.00%	14.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	34.00%	34.00%	51.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	69.00%	69.00%		41.00%
Customer Concentration Risk [Member] | One Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%		4.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			28.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	28.00%	28.00%		36.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				4.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				9.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				3.00%
Customer Concentration Risk [Member] | Four Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				3.00%
Customer Concentration Risk [Member] | Five Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				3.00%
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Due to related parties (in Yuan Renminbi)	¥ 1,646,245			¥ 1,917,478	$ 229,807
One Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			42.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	68.00%	68.00%		41.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	44.00%	44.00%		43.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			35.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	23.00%	23.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	24.00%	24.00%		27.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			18.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	13.00%	13.00%		23.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				6.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Yuan Renminbi)	¥ 3,700,000